SCHEDULE OF PLEDGE INFORMATION (Details) - USD ($)		Nov. 30, 2023	Nov. 30, 2022
Real Estate Inventories [Member]
Loans		$ 66,393,021	$ 74,364,023
Real Estate Inventories and Restricted Cash [Member]
Loans		5,870,021	12,370,110
Restricted Cash [Member]
Loans	[1]	1,487,793	338,526
Property, Plant and Equipment [Member]
Loans		$ 4,300,925	$ 4,691,467

[1]	As of November 30, 2023 and 2022, these loans were secured by restricted cash of $1,488,120 and $1,579,534, respectively.